Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Mar. 01, 2015
Victory Special Value Fund | Class A
Prospectus:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Prospectus:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Prospectus:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Prospectus:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Prospectus:
Trading Symbol	VSVYX